Earnings Per Share - Schedule of Earnings Per Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$ 18,954	$ 26,754
Weighted average number of ordinary shares (in thousands of shares)	59,518	59,320
Basic EPS (in USD per share)	$ 0.32	$ 0.45
Dilutive effect of share based payments (in thousands of shares)	1,595	1,606
Weighted average number of diluted ordinary shares (in thousands of shares)	61,113	60,926
Diluted EPS (in USD per share)	$ 0.31	$ 0.44